Derivative financial instruments (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended
	May 07, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Gain on derivative financial instrument		$ 21,200,000	$ 4,800,000
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Notional Amount		543,000,000		$ 567,000,000
Fair value of derivative asset		29,449,000		$ 8,824,000
Gain on derivative financial instrument		$ 600,000
Derivative, Loss on Derivative			$ 600,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Inception Date	June 29, 2020
Derivative, Underlying	fixed 3-month LIBOR rate
Derivative, Fixed Interest Rate	0.41%
Derivative, maturity date	September 2024